Inventory - Schedule Of Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Inventory Disclosure [Abstract]
Raw materials and consumables	$ 94,835	$ 45,337
Work in progress	5,769	4,561
Finished goods	5,673	3,457
Stock in transit	1,275	2,845
Inventory obsolescence provisions	(694)	(494)
Total inventory	$ 106,858	$ 55,706